UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

Number			Number
of Shares		Value	of Shares			Value

	COMMON STOCKS - 99.8%				Utilities - 4.0%
			43,100		Mirant Corp.*	$1,687,365
	Consumer Discretionary - 26.4%
17,275	Carnival Corp. - f	$569,384			TOTAL COMMON STOCKS (Cost $37,453,646)	41,778,536
46,067	CBS Corp. - Class B	897,846
33,180	Coach, Inc.*	958,238
40,312	Dollar Tree Stores, Inc.*	1,317,799
19,215	Harley Davidson, Inc.	696,736			SHORT TERM INVESTMENT - 0.2%
20,455	Harman International Industries, Inc.	846,632	Principal
44,930	Liberty Media Corp. - Interactive - Class A*	663,167	Amount		Variable Rate Demand Notes** - 0.2%
27,507	McGraw-Hill Companies, Inc.	1,103,581	$92,454		Wisconsin Corporate Central Credit Union, 2.15%	92,454
38,345	Time Warner Cable - Class A*	1,015,375
44,653	Toll Brothers, Inc.*	836,351			TOTAL SHORT TERM INVESTMENTS (Cost $92,454)	92,454
33,143	WABCO Holdings, Inc.	1,539,824
29,930	Williams-Sonoma, Inc.	593,811			Total Investments (Cost $37,546,100) - 100.0%	41,870,990
		11,038,744
					Liabilities in Excess of Other Assets - (0.0)%	(29,016)
	Energy - 11.1%
74,020	Cal Dive International, Inc.*	1,057,746			TOTAL NET ASSETS - 100.0%	$41,841,974
17,700	Chevron Corp.	1,754,601
64,100	Rosetta Resources, Inc.*	1,826,850	*	-	Non-income producing security.
		4,639,197	**	-	Variable rate security as of June 30, 2008.
			ADR	-	American Depository Receipt.
	Financials - 3.6%		[f]	-	Foreign security.
37,960	Colonial Properties Trust	759,959
22,235	Federated Investors, Inc.	765,329
		1,525,288

	Healthcare - 10.1%
21,630	Analogic Corp.	1,364,204
22,140	AstraZeneca PLC - ADR	941,614
30,300	CIGNA Corp.	1,072,317
18,102	Covidien Ltd.	866,905
		4,245,040

	Industrials - 26.5%
26,125	Atlas Air Worldwide Holdings, Inc.*	1,292,142
15,690	Canadian Pacific Railway Ltd. - f	1,037,736
47,500	EMCOR Group, Inc.*	1,355,175
77,201	Federal Signal Corp.	926,412
31,260	KBR, Inc.*	1,091,287
50,840	Owens Corning, Inc.*	1,156,610
19,651	Portfolio Recovery Associates, Inc.	736,912
41,150	Titan International, Inc.	1,465,763
17,292	Tyco International Ltd. - f	692,372
32,084	URS Corp.*	1,346,565
		11,100,974

	Information Technology - 11.3%
38,329	Agilent Technologies, Inc.*	1,362,213
58,685	Intel Corp.	1,260,554
48,611	Microsoft Corp.	1,337,289
21,062	Tyco Electronics Ltd. - f	754,441
		4,714,497

	Materials - 6.8%
20,850	International Flavors & Fragrances, Inc.	814,401
26,475	Lubrizol Corp.	1,226,587
61,345	Solutia, Inc.*	786,443
		2,827,431

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$37,546,100

Gross unrealized appreciation	7,829,991
Gross unrealized depreciation	(3,505,101)
Net unrealized appreciation / (depreciation)	$ 4,324,890

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                                 Mark Foster, President

Date 8/22/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                                   Mark Foster, President

Date 8/22/08

By (Signature and Title)* /s/ Mickey Kim
                                                   Mickey Kim, Treasurer

Date 8/22/08